ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
14.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2013	2014
	US$	US$

Payroll and welfare benefit	25,692	22,404
Other taxes and surcharges payable	37,375	45,705
Accrued unrecognized tax benefits and related interest and penalties (Note 18)	34,045	75,483
Amounts payable to employees	6,524	2,391
Amounts payable to sales and marketing agents (Note 2)	26,714	61,463
Refundable rental deposits	1,212	1,221
Accrued rental expenses	775	759
Others	10,955	12,475

	143,292	221,901

Other taxes and surcharges payable consist of BT, VAT, cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).

Amounts payable to employees represent cash collections from the designated broker upon the sale of exercised employee options on behalf of the employees.

Refundable rental deposits were liabilities assumed from the BaoAn Acquisition (Note 4) representing rental deposits received from the lessees of the BaoAn properties at the time of entering into the lease arrangements for offices and retail space. The rental deposits are refundable at the end of lease terms.